Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 131,493,350	$ 89,895,888	$ 248,862,185	$ 178,831,608	$ 390,229,672	$ 389,602,570	$ 388,332,920
Operating expenses
Brokerage and transaction	34,800,716	18,963,229	58,046,172	36,896,073	79,306,618	66,418,918	59,764,117
Technology and development	19,140,449	15,000,146	36,065,341	29,890,228	63,840,463	52,156,468	46,773,114
Marketing and branding	30,300,834	33,182,512	53,291,872	67,196,577	138,721,231	152,258,002	140,280,587
General and administrative	50,976,724	31,615,955	84,597,444	63,524,796	122,714,628	95,789,803	72,960,209
Total operating expenses	135,218,723	98,761,842	232,000,829	197,507,674	404,582,940	366,623,191	319,778,027
Other expense, net	17,659,796	1,416,988	18,749,213	1,443,480	(2,302,693)	2,801,285	2,869,397
Loss before income taxes	(21,385,169)	(10,282,942)	(1,887,857)	(20,119,546)	(12,050,575)	20,178,094	65,685,496
Provision for income taxes	6,999,777	1,397,200	13,558,002	4,112,661	13,823,355	16,140,571	32,211,527
(Loss) income from continuing operations, net of tax					(25,873,930)	4,037,523	33,473,969
Income from discontinued operations, net of tax (Note 4)					2,691,778	1,784,465	16,603,657
Net (loss) income	(28,384,946)	(11,680,142)	(15,445,859)	(24,232,207)	(23,182,152)	5,821,988	50,077,626
Less net loss attributable to noncontrolling interest (Note 4)	(110,919)	(104,600)	(257,639)	(226,420)	(488,504)	(247,296)
Net loss attributable to the Company	(28,274,027)	(11,575,542)	(15,188,220)	(24,005,787)	(22,693,648)	6,069,284	50,077,626
Preferred shares redemption value accretion		(11,096,312)	(21,702,737)	(1,098,804,125)	(495,088,038)	(340,080,000)	(51,409,749)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)		(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)		(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537		38,093,537
Comprehensive loss attributable to ordinary shareholders	(509,661,361)	(23,942,738)	(516,508,515)	(1,126,843,095)	(526,117,831)	(332,347,963)	(4,883,959)
Net loss attributable to ordinary shareholders	$ (518,861,318)	$ (22,671,854)	$ (527,478,248)	$ (1,122,809,912)	(517,781,686)	(334,010,716)	(1,332,123)
Amounts attributable to ordinary shareholders
(Loss) income from continuing operations					(25,873,930)	4,037,523	33,473,969
Less loss from continuing operations attributable to noncontrolling interest					(488,504)	(247,296)
(Loss) income from continuing operations attributable to the Company					(25,385,426)	4,284,819	33,473,969
Loss from continuing operations attributable to ordinary shareholders					(520,473,464)	(335,795,181)	(17,935,780)
Income from discontinued operations attributable to ordinary shareholders					$ 2,691,778	$ 1,784,465	$ 16,603,657
Loss per share from continuing operations attributable to ordinary shareholders (Note 19)
Basic (in Dollars per share)					$ (3.75)	$ (2.43)	$ (0.13)
Diluted (in Dollars per share)					(3.75)	(2.43)	(0.13)
Income per share from discontinued operations attributable to ordinary shareholders
Basic (in Dollars per share)					0.02	0.01	0.12
Diluted (in Dollars per share)					0.02	0.01	0.12
Net loss attributable to ordinary shareholders
Basic (in Dollars per share)	$ (1.2)	$ (0.16)	$ (1.84)	$ (8.12)	(3.73)	(2.42)	(0.01)
Diluted (in Dollars per share)	$ (1.2)	$ (0.16)	$ (1.84)	$ (8.12)	$ (3.73)	$ (2.42)	$ (0.01)
Weighted-average shares outstanding
Basic (in Shares)	431,390,035	138,878,054	286,155,488	138,346,243	138,828,900	137,965,591	134,489,965
Diluted (in Shares)	431,390,035	138,878,054	286,155,488	138,346,243	138,828,900	137,965,591	134,489,965
Change in cumulative foreign currency translation adjustment	$ 9,212,371	$ (1,273,322)	$ 10,954,020	$ (4,046,056)	$ (8,430,811)	$ 1,660,040	$ (3,551,836)
Other comprehensive income (loss)	9,212,371	(1,273,322)	10,954,020	(4,046,056)	(8,430,811)	1,660,040	(3,551,836)
Comprehensive loss	(19,172,575)	(12,953,464)	(4,491,839)	(28,278,263)	(31,612,963)	7,482,028	46,525,790
Less comprehensive loss attributable to noncontrolling interest	(110,919)	(104,600)	(257,639)	(226,420)	(488,504)	(247,296)
Less foreign currency translation adjustment attributable to noncontrolling interest	12,414	(2,438)	(15,713)	(12,873)	(94,666)	(2,713)
Equity and option order flow rebates
Revenues
Total revenues	68,688,838	43,316,935	132,800,020	87,229,052	197,069,562	192,232,715	278,981,134
Interest related income
Revenues
Total revenues	36,286,533	31,898,791	67,426,597	64,396,420	130,451,877	155,792,329	91,882,243
Handling charge income
Revenues
Total revenues	20,105,503	10,365,426	37,652,513	20,069,935	49,044,700	30,677,177	8,500,321
Other revenues
Revenues
Total revenues	$ 6,412,476	$ 4,314,736	$ 10,983,055	$ 7,136,201	$ 13,663,533	$ 10,900,349	$ 8,969,222